Additional information on the consolidated statements of income (loss) - Disclosure of detailed information about depletion (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Additional Information On Consolidated Statements Of Loss Line Items
Depletion	$ 56,393	$ 51,355
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Depletion	24,017	27,362
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Depletion	$ 32,376	$ 23,993